Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Tasly [Member]
Related Party Transaction [Line Items]
Nature of relationship		Shareholder
Description of investment or transaction	[1]	Convertible note held at fair value(1)
Related Party		$ 2,290	$ 2,234
NVAC Sponsor I, LLC [Member]
Related Party Transaction [Line Items]
Nature of relationship		Shareholder
Description of investment or transaction	[1]	Convertible note held at fair value(1)
Related Party		$ 1,870
The Founders [Member]
Related Party Transaction [Line Items]
Nature of relationship		Shareholder
Description of investment or transaction	[1]	Promissory notes(1)
Related Party		$ 400	850
Various individuals and entities [Member]
Related Party Transaction [Line Items]
Nature of relationship		Shareholder
Description of investment or transaction	[1]	Convertible note payable(1)
Related Party			22,822
NVAC Sponsor I, LLC [Member]
Related Party Transaction [Line Items]
Nature of relationship		Shareholder
Description of investment or transaction	[2]	Due to from Related Party(2)
Related Party		$ 41

[1]	See Note 6 for full disclosures on debt, including the convertible notes payable, loans payable and promissory notes.
[2]	As of December 31, 2025, $41 thousand relating to an administrative service fee remains outstanding which originated from the net assets of the Northview balance sheet that was brought over at the time of the merger at fair value and has had no change.